Condensed consolidated statements of changes in owners'/partners' equity - USD ($) $ in Thousands		General partner units	Common units	Incentive distribution rights	Class B units	Preference units	Total Partners' equity	Total Owners' Capital	Total
Balance as of beginning of the period at Dec. 31, 2017	[1]	$ 11,781	$ 752,456	$ 6,596		$ 139,321	$ 910,154	$ 216,155	$ 1,126,309
Balance as of beginning of the period (in units) at Dec. 31, 2017	[1]	836,779	41,002,121			5,750,000
Profit and total comprehensive income attributable to GasLog's operations (Note 16)								15,055	15,055
Net proceeds from public offerings and issuances of common units and general partner units		$ 935	$ (11)				924		924
Number of units issued for net proceeds from public offerings and issuances of common units and general partner units		38,653	1,020
Number of units of settlement of awards vested during the period			33,998
Net proceeds from public offering and issuance of preference units						$ 111,194	111,194		111,194
Number of units issued for net proceeds from public offering and issuance of preference units						4,600,000
Issuance of common units to GasLog in exchange for net assets contribution to the Partnership			$ 45,000				45,000	(45,000)
Number of common units issued to GasLog in exchange for net assets contribution to the Partnership			1,858,975
Cash distribution to GasLog in exchange for net assets contribution to the Partnership								(19,086)	(19,086)
Difference between net book values of acquired subsidiary and consideration paid		$ (486)	$ (6,573)				(7,059)	7,059
Distributions declared		(942)	(44,199)	(1,976)		$ (10,076)	(57,193)		(57,193)
Share-based compensation, net of accrued distribution		7	262	80			349		349
Partnership's profit and total comprehensive income (Note 16)		888	41,152	2,368		10,495	54,903		54,903
Balance as of end of the period at Jun. 30, 2018	[1]	$ 12,183	$ 788,087	7,068		$ 250,934	1,058,272	174,183	1,232,455
Balance as of end of the period (in units) at Jun. 30, 2018	[1]	875,432	42,896,114			10,350,000
Balance as of beginning of the period at Dec. 31, 2018	[2]	$ 13,289	$ 812,863	5,176		$ 348,331	1,179,659	73,134	1,252,793	[3]
Balance as of beginning of the period (in units) at Dec. 31, 2018	[2]	927,532	45,448,993			14,350,000
IFRS 16 adjustment (as restated) at Dec. 31, 2018	[4]	$ 4	$ 173				177	15	192
Balance at January 1, 2019 (as restated) at Dec. 31, 2018	[2],[4]	$ 13,293	$ 813,036	5,176		$ 348,331	1,179,836	73,149	1,252,985
Balance at January 1, 2019 (as restated, in units) at Dec. 31, 2018	[2],[4]	927,532	45,448,993			14,350,000
Profit and total comprehensive income attributable to GasLog's operations (Note 16)								2,650	2,650
Equity offering costs			$ (174)			$ 266	92		92
Net proceeds from public offerings and issuances of common units and general partner units		$ 1,996					1,996		1,996
Number of units issued for net proceeds from public offerings and issuances of common units and general partner units		93,804
Number of units of settlement of awards vested during the period			49,850
Repurchases of common units			$ (9,921)				(9,921)		(9,921)
Number of units of repurchases of common units			(476,351)
Elimination of IDRs and issuance of common and Class B units (Note 6)			$ 1,810	(2,391)			(581)		(581)
Number of units on elimination of IDRs and issuance of common and class B units			2,532,911		2,490,000
Cash distribution to GasLog in exchange for net assets contribution to the Partnership								(93,646)	(93,646)
Difference between net book values of acquired subsidiary and consideration paid		$ (357)	$ (17,490)				(17,847)	$ 17,847
Distributions declared		(1,077)	(49,978)	$ (2,785)		(15,872)	(69,712)		(69,712)
Share-based compensation, net of accrued distribution		7	350				357		357
Partnership's profit and total comprehensive income (Note 16)		487	23,858			15,164	39,509		39,509
Balance as of end of the period at Jun. 30, 2019		$ 14,349	$ 761,491			$ 347,889	$ 1,123,729		$ 1,123,729
Balance as of end of the period (in units) at Jun. 30, 2019		1,021,336	47,555,403		2,490,000	14,350,000

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd., GAS-twenty seven Ltd. and GAS-twelve Ltd. acquired on April 26, 2018, November 14, 2018 and April 1, 2019, respectively, from GasLog (Note 1).
[2]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).
[3]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog Ltd. (“GasLog”) (Note 1).
[4]	Restated so as to reflect an adjustment introduced due to the adoption of International Financial Reporting Standard (“IFRS”) 16 Leases on January 1, 2019 (Note 2)